Business Realignment Charges - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Restructuring Cost and Reserve [Line Items]
Severance payments	$ 10,000,000
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	8,354,000	12,669,000	15,276,000
Selling, General and Administrative Expense
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	3,880,000	1,020,000	1,175,000
Other expense (income), net
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	1,918,000	632,000
Other Expense [Member]
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	1,918,000
Number of employees used for severance costs	98
Industrial
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	11,315,000	13,066,000	15,427,000
Number of employees used for severance costs	644	496	466
Aerospace
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment		0	1,024,000
Number of employees used for severance costs		0	49
Climate and Industrial Controls
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	$ 919,000	$ 1,255,000	$ 0
Number of employees used for severance costs	81	25	0